Revenues and Contract Costs - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 plan	Dec. 31, 2018 segment	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Percentage of retail postpaid connections with fixed-term service plans	14.00%	14.00%	14.00%	19.00%
Number of reportable segments		2	2
Revenues from leasing arrangements, captive reinsurance arrangements and interest on equipment financed	$ 4,500,000,000
Contract assets impairment charge	100,000,000
Amortization of deferred contract costs	2,000,000,000.0
Deferred contract costs, impairment charges	0
Media Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 7,700,000,000
Wireless postpaid contracts
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	86.00%	86.00%	86.00%
Wireline Consumer and Small and Medium Business contracts
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	56.00%	56.00%	56.00%